UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          October 28, 2005
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     106
                                        ----------------
Form 13F Information Table Value Total:     $3,135,535
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               September 30, 2005

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                   Common   88579Y101        133,534   1,820,260      Sole         NONE      1,820,260
AK Steel Hldg Corp                      Common   001547108              6         750      Sole         NONE            750
Abbott Laboratories                     Common   002824100        127,892   3,016,323      Sole         NONE      3,016,323
Adobe Systems Inc                       Common   00724F101          1,584      53,072      Sole         NONE         53,072
Albertsons Inc                          Common   013104104              0          13      Sole         NONE             13
Alltel Corp                             Common   020039103            266       4,090      Sole         NONE          4,090
American Electric Power Co              Common   025537101             20         500      Sole         NONE            500
American Power Conversion               Common   029066107             31       1,200      Sole         NONE          1,200
Amgen Inc                               Common   031162100             72         900      Sole         NONE            900
Anheuser-Busch Companies Inc            Common   035229103         63,941   1,485,625      Sole         NONE      1,485,625
Automatic Data Processing               Common   053015103        126,301   2,934,500      Sole         NONE      2,934,500
BMC Software                            Common   055921100              2          75      Sole         NONE             75
Block H & R Inc                         Common   093671105             47       1,952      Sole         NONE          1,952
Boeing Co                               Common   097023105             11         165      Sole         NONE            165
Bristol-Myers Squibb                    Common   110122108            984      40,900      Sole         NONE         40,900
Brown Forman Corp Cl B                  Common   115637209             83       1,400      Sole         NONE          1,400
Certegy Inc                             Common   156880106            354       8,850      Sole         NONE          8,850
Check Point Software                    Common   M22465104             22         900      Sole         NONE            900
ChevronTexaco Corp                      Common   166764100            147       2,266      Sole         NONE          2,266
ChoicePoint Inc                         Common   170388102             13         300      Sole         NONE            300
Cisco Systems Inc                       Common   17275R102             22       1,240      Sole         NONE          1,240
Clorox Co                               Common   189054109        100,746   1,813,937      Sole         NONE      1,813,937
Coca-Cola Co                            Common   191216100         63,187   1,463,008      Sole         NONE      1,463,008
Colgate-Palmolive Co                    Common   194162103        108,061   2,047,000      Sole         NONE      2,047,000
Conagra Foods Inc                       Common   205887102             30       1,200      Sole         NONE          1,200
Consolidated Edison Inc                 Common   209115104            231       4,765      Sole         NONE          4,765
Costco Wholesale Corp                   Common   22160K105             47       1,100      Sole         NONE          1,100
DNP Select Income Fd Inc                Common   23325P104             58       5,000      Sole         NONE          5,000
Del Monte Foods Co                      Common   24522P103             18       1,638      Sole         NONE          1,638
Dionex Corp                             Common   254546104          3,389      62,472      Sole         NONE         62,472
EMC Corp                                Common   268648102             10         800      Sole         NONE            800
Elan PLC ADR                            Common   284131208              3         300      Sole         NONE            300
Emerson Electric Co                     Common   291011104        168,555   2,347,559      Sole         NONE      2,347,559
Equifax Inc                             Common   294429105        159,601   4,567,864      Sole         NONE      4,567,864
Escrow Bonneville Pacific Corp          Common   098904998              0       1,091      Sole         NONE          1,091
Exxon Mobil Corp                        Common   30231G102            365       5,744      Sole         NONE          5,744
Fedex Corp                              Common   31428X106             44         500      Sole         NONE            500
Fifth Third Bancorp                     Common   316773100              8         225      Sole         NONE            225
First Data Corp                         Common   319963104        105,585   2,639,630      Sole         NONE      2,639,630
Freddie Mac                             Common   313400301             96       1,700      Sole         NONE          1,700
Gannett Company                         Common   364730101         97,918   1,422,603      Sole         NONE      1,422,603
Genentech Inc                           Common   368710406             25         300      Sole         NONE            300
General Electric Co                     Common   369604103        162,578   4,828,558      Sole         NONE      4,828,558
Genuine Parts Co                        Common   372460105            430      10,024      Sole         NONE         10,024
Glaxosmithkline PLC Spons ADR           Common   37733W105            242       4,725      Sole         NONE          4,725
Heinz H J Co                            Common   423074103            234       6,415      Sole         NONE          6,415
Intel Corp                              Common   458140100            848      34,405      Sole         NONE         34,405
International Business Machines Corp    Common   459200101            205       2,554      Sole         NONE          2,554
J P Morgan Chase & Co                   Common   46625H100             24         700      Sole         NONE            700
Johnson & Johnson                       Common   478160104        140,489   2,220,112      Sole         NONE      2,220,112

ITEM 1                                 ITEM 2    ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                  Fair          Number                                Voting
                                       of                     Market        of           Investment   Other       Authority
Name of Issuer                         Class     Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                         ------    ---------    -----------   ---------    ----------   --------    ---------

Kellogg Co                              Common   487836108             18         400      Sole         NONE            400
Lee Enterprises Inc                     Common   523768109             28         650      Sole         NONE            650
Lowes Cos Inc                           Common   548661107             52         800      Sole         NONE            800
MBNA Corp                               Common   55262L100        106,217   4,310,746      Sole         NONE      4,310,746
McDonald's Corp                         Common   580135101            182       5,443      Sole         NONE          5,443
McGraw Hill Companies                   Common   580645109        151,772   3,159,280      Sole         NONE      3,159,280
Medtronic Inc                           Common   585055106        134,773   2,513,475      Sole         NONE      2,513,475
Merck & Company                         Common   589331107             38       1,400      Sole         NONE          1,400
Microsoft Corp                          Common   594918104            714      27,756      Sole         NONE         27,756
Mittal Steel Company ADR                Common   60684P101             53       1,850      Sole         NONE          1,850
Mylan Laboratories Inc                  Common   628530107            175       9,112      Sole         NONE          9,112
Nestle SA ADR                           Common   641069406            441       6,000      Sole         NONE          6,000
New York Times Co Class A               Common   650111107              3         100      Sole         NONE            100
Nike Inc Cl B                           Common   654106103            422       5,166      Sole         NONE          5,166
Nordson Corp                            Common   655663102            154       4,050      Sole         NONE          4,050
Omnicom Group Inc                       Common   681919106        150,567   1,800,395      Sole         NONE      1,800,395
Park National Corp                      Common   700658107              0           1      Sole         NONE              1
Patterson Companies                     Common   703395103        129,679   3,239,535      Sole         NONE      3,239,535
Paychex Inc                             Common   704326107        100,499   2,710,328      Sole         NONE      2,710,328
Pepsico Inc                             Common   713448108        126,370   2,228,347      Sole         NONE      2,228,347
Pfizer Inc                              Common   717081103        121,225   4,854,845      Sole         NONE      4,854,845
Plum Creek Timber Co                    Common   729251108             11         300      Sole         NONE            300
Portland Brewing Company                Common   736420100              0         300      Sole         NONE            300
Posco                                   Common   693483109             25         450      Sole         NONE            450
Principal Financial Group, Inc.         Common   74251V102             13         279      Sole         NONE            279
Procter & Gamble Co                     Common   742718109        165,300   2,780,022      Sole         NONE      2,780,022
Qualcomm Inc                            Common   747525103            226       5,040      Sole         NONE          5,040
Reliance Steel And Aluminum Co          Common   759509102            312       5,900      Sole         NONE          5,900
Royal Dutch Shell ADR Class A           Common   780259206             79       1,200      Sole         NONE          1,200
Sara Lee Corp                           Common   803111103             80       4,225      Sole         NONE          4,225
Schlumberger Ltd                        Common   806857108             34         400      Sole         NONE            400
Stancorp Finl Group                     Common   852891100              1          10      Sole         NONE             10
Starbucks Corp                          Common   855244109            207       4,125      Sole         NONE          4,125
Stryker Corp                            Common   863667101        167,921   3,397,157      Sole         NONE      3,397,157
Sysco Corp                              Common   871829107        112,683   3,592,075      Sole         NONE      3,592,075
T Rowe Price Group                      Common   74144T108         93,096   1,425,670      Sole         NONE      1,425,670
Techne Corp                             Common   878377100             34         600      Sole         NONE            600
Time Warner Inc                         Common   887317105              7         375      Sole         NONE            375
Transamerica Income Shares              Common   893506105             33       1,500      Sole         NONE          1,500
US Bancorp                              Common   902973304            498      17,742      Sole         NONE         17,742
Umpqua Holdings Corp                    Common   904214103             31       1,280      Sole         NONE          1,280
United Parcel Svc Cl B                  Common   911312106             52         750      Sole         NONE            750
Verizon Communications                  Common   92343V104             60       1,834      Sole         NONE          1,834
Vodafone Group                          Common   92857W100             56       2,160      Sole         NONE          2,160
WD 40 CO                                Common   929236107            120       4,543      Sole         NONE          4,543
Wal Mart Stores Inc                     Common   931142103             44       1,000      Sole         NONE          1,000
Walgreen Company                        Common   931422109            498      11,460      Sole         NONE         11,460
Washington Mutual Inc                   Common   939322103             74       1,875      Sole         NONE          1,875
Wells Fargo & Co                        Common   949746101            158       2,695      Sole         NONE          2,695
Weyerhaeuser Co                         Common   962166104            156       2,268      Sole         NONE          2,268
Wilmington Trust Corp                   Common   971807102            484      13,280      Sole         NONE         13,280
Worldcom Inc MCI Group Com              Common   98157D304              0          10      Sole         NONE             10
Wrigley Wm Jr Co                        Common   982526105            291       4,050      Sole         NONE          4,050
Wyeth                                   Common   983024100            449       9,699      Sole         NONE          9,699
Xilinx Inc                              Common   983919101             19         700      Sole         NONE            700
Zebra Technologies                      Common   989207105            739      18,899      Sole         NONE         18,899